FAIR VALUE CHANGES (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	$ 797	$ (753)	$ (27)	$ (595)
Investment property [member]
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	35	(224)	(80)	(137)
Transaction related gains, net of deal costs
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	(22)	(137)	50	291
Financial contracts
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	509	81	599	138
Impairment and provisions
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	(118)	(77)	(464)	(150)
Other fair value changes
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	$ 393	$ (396)	$ (132)	$ (737)